Financial Instruments (Details) - Schedule of Financial Instruments - MXN ($)	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 30, 2020
Financial assets -
Trade account receivables from related parties	$ 1,072,455,000		$ 971,063,000	$ 745,593,000
Financial liabilities -
Accounts payable to suppliers	1,790,026,000		1,371,778,000	1,984,932,000
Accounts payable to related parties		$ 222
Lease liability	117,094,000		85,399,000	6,102,000
Long term debt and borrowings					$ 195.000
Amortized Cost [Member]
Financial assets -
Trade account receivables, net	1,072,455,000		971,063,000	745,593,000
Trade account receivables from related parties	104,000		61,000	24,000
Total	1,072,559,000		971,124,000	745,617,000
Financial liabilities -
Accounts payable to suppliers	1,790,026,000		1,371,778,000	1,984,932,000
Accounts payable to related parties			96,859,000
Lease liability	372,976,000		291,908,000	17,880,000
Long term debt and borrowings	5,131,422,000		6,148,675,000	1,510,385,000
Total	7,294,424,000		7,909,220,000	3,513,197,000
Fair value through profit or loss [Member]
Financial assets -
Derivative financial instruments				28,193,000
Total				28,193,000
Financial liabilities -
Derivative financial instruments	47,920,000
Total	$ 47,920,000
Level 2 [Member]
Financial assets -
Derivative financial instruments				$ 2,000
Financial liabilities -
Derivative financial instruments			$ 2,000